Leases (Tables)	12 Months Ended
Mar. 31, 2022
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Summary of Right Use Assets
The changes in the carrying value of ROU assets for the year ended March 31, 2022 are as follows:

Gross carrying value	Premises	Computers	Equipment	Motor vehicles	Total
Balance as at April 1, 2021	$219,078	$39	$25	$639	$219,781
Additions	5,620	—	—	216	5,836
On acquisition (Refer Note 4(b))	1,528	—	—	—	1,528
Terminations/modifications	3,174	—	—	—	3,174
Translation adjustments	(9,215)	1	(1)	(42)	(9,257)

Balance as at March 31, 2022	$220,185	$40	$24	$813	$221,062

Accumulated depreciation
Balance as at April 1, 2021	$52,497	$35	$17	$466	$53,015
Depreciation	28,100	4	3	106	28,213
Terminations/modifications	(47)	—	—	—	(47)
Translation adjustments	(2,716)	1	(1)	(26)	(2,742)

Balance as at March 31, 2022	$77,834	$40	$19	$546	$78,439

Net carrying value as at March 31, 2022	$142,351	$—	$5	$267	$142,623

The changes in the carrying value of ROU assets for the year ended March 31, 2021 are as follows:

Gross carrying value	Premises	Computers	Equipment	Motor vehicles	Total
Balance as at April 1, 2020	$183,839	$34	$32	$515	$184,420
Additions	26,336	—	—	118	26,454
Terminations/modifications	(985)	—	(8)	(22)	(1,015)
Translation adjustments	9,888	5	1	28	9,922

Balance as at March 31, 2021	$219,078	$39	$25	$639	$219,781

Accumulated depreciation
Balance as at April 1, 2020	$25,015	$16	$12	$279	$25,322
Depreciation	27,236	16	10	181	27,443
Terminations/modifications	(1,503)	—	(5)	(9)	(1,517)
Translation adjustments	1,749	3	—	15	1,767

Balance as at March 31, 2021	$52,497	$35	$17	$466	$53,015

Net carrying value as at March 31, 2021	$166,581	$4	$8	$173	$166,766

Summary of Movement in Lease Liabilities
The movement in lease liabilities for the year ended March 31, 2022 and 2021 is as follows:

Lease liabilities	March 31, 2022	March 31, 2021
Opening balance	$191,907	$178,892
Cash outflows
Principal payment of lease liabilities	(26,235)	(23,073)
Interest payment on lease liabilities	(12,826)	(13,442)
Non-cash adjustments
On acquisition (Refer Note 4(b))	1,521	—
Additions	5,403	25,506
Terminations/modifications	2,282	1,313
Interest accrued	12,657	13,689
Rent concessions	(21)	(416)
Translation adjustments	(7,694)	9,438

Closing balance	$166,994	$191,907

Summary of Contractual Maturities of Lease Liabilities
The table below provides details regarding the contractual maturities of lease liabilities as at March 31, 2022, on an undiscounted basis:

	As at
Tenure	March 31, 2022	March 31, 2021
Less than 1 year	$37,330	$39,591
1-3 years	67,177	73,833
3-5 years	49,449	63,462
More than 5 years	62,234	79,419

Total	$216,190	$256,305